Cash and cash equivalents (Details) - COP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and cash equivalents.
Banks and corporations	$ 4,749,147	$ 4,215,518
Short-term investments	272,141	866,606
Cash	256	184
Cash and cash equivalents	$ 5,021,544	$ 5,082,308	$ 9,247,947	$ 7,075,758